Share-based payments (Details 9 - Textuals 2) - Short-term incentive plan (“STI”) - Managing Director	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 d € / shares shares
Share-based payments
Percentage of base fee for target level of short-term incentive plan outcome	75.00%
Period of deferral for deferred award	3 years
Description of amounts deferred vesting for deferred award	one-third
Further holding period for vested awards	2 years
Percentage of base fee for maximum level of short-term incentive plan outcome	150.00%
Percentage of financial measures under performance measures	75.00%
Percentage of non-financial measures under performance measures	25.00%
Relative weight percentage of strategic target of number of new consumers under performance measures	25.00%
Relative weight percentage of strategic target of number of active consumers under performance measures	25.00%
Relative weight percentage of strategic target of number of orders per consumer under performance measures	25.00%
Relative weight percentage of strategic target of certain personal or non-financial measures under performance measures	25.00%
Measurement period of achievement against performance measures and targets	12 months
Number of deferred shares awarded | shares	0	13,563
Weighted-average fair value for deferred shares awarded | € / shares		€ 77.34
Number of deferred shares are expected to be awarded | shares		10,689
Number of trading days preceding end of financial period for calculate average closing share price | d		5
Number of trading days after annual general meeting for calculate average share price | d		5